REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
First Trust Alternative Opportunities Fund

In planning and performing our audit of the financial statements of First Trust Alternative
Opportunities Fund (the Fund) as of and for the year ended March 31, 2022, in accordance with the standards of the Public
Company Accounting Oversight Board
(United States), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we express no such opinion.

Management of the Fund is responsible for
establishing and maintaining effective
internal control over financial reporting. In
fulfilling this responsibility, estimates and
judgments by management are required to
assess the expected benefits and related
costs of controls. A funds internal control
over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements
for external purposes in accordance with
generally accepted accounting principles. A
funds internal control over financial reporting
includes those policies and procedures that
(1) pertain to the maintenance of records
that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions
of the assets of the fund; (2) provide
reasonable assurance that transactions are
recorded as necessary to permit preparation
of financial statements in accordance with
generally accepted accounting principles,
and that receipts and expenditures of the
fund are being made only in accordance with
authorizations of management and directors
of the fund; and (3) provide reasonable
assurance regarding prevention or timely
detection of unauthorized acquisition, use, or
disposition of the funds assets that could
have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements. Also
projections of any evaluation of effectiveness
to future periods are subject to the risk that
controls may become inadequate because of
changes in conditions, or the degree of
compliance with policies and procedures
may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of
performing their assigned functions, to
prevent or detect misstatements on a timely
basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that
there is a reasonable possibility that a
material misstatement of the Companys
annual or interim financial statements will not
be prevented or detected on a timely basis.
Our consideration of the Funds internal
control over financial reporting was for the
limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal control
over financial reporting that might be
material weaknesses under standards
established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the
Companys internal control over financial
reporting and its operation, including controls
over safeguarding securities, which we
consider to be material weaknesses as
defined above as of March 31, 2022.
This report is intended solely for the
information and use of management and the
Board of Trustees of First Trust Alternative
Opportunities Fund and the U.S. Securities
and Exchange Commission, and is not
intended to be and should not be used by
anyone other than these specified parties.
/s/ GRANT THORNTON LLP
Chicago, Illinois
May 31, 2022